Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 417	$ 473
Short-term investments and deposits	91	91
Trade receivables	1,583	1,418
Inventories	2,134	1,570
Prepaid expenses and other receivables	323	357
Total current assets	4,548	3,909
Non-current assets
Deferred tax assets	150	147
Property, plant and equipment	5,969	5,754
Intangible assets	852	867
Other non-current assets	231	403
Total non-current assets	7,202	7,171
Total assets	11,750	11,080
Current liabilities
Short-term debt	512	577
Trade payables	1,006	1,064
Provisions	81	59
Other payables	1,007	912
Total current liabilities	2,606	2,612
Non-current liabilities
Long-term debt and debentures	2,312	2,436
Deferred tax liabilities	423	384
Long-term employee liabilities	402	564
Long-term provisions and accruals	234	278
Other	60	70
Total non-current liabilities	3,431	3,732
Total liabilities	6,037	6,344
Equity
Total shareholders' equity	5,464	4,527
Non-controlling interests	249	209
Total equity	5,713	4,736
Total liabilities and equity	$ 11,750	$ 11,080